                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2009

Check Here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ZWEIG ADVISERS, LLC
Address: 900 Third Ave.
         New York, NY 10022

Form 13F File Number: 28-2621

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  MARC BALTUCH
Title: CHIEF COMPL. OFFICER
Phone: 212-451-1100

Signature, Place, and Date of Signing:



Marc Baltuch                      New York, New York   May 8, 2009
-------------------------------   [City, State]        [Date]
[Signature]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_|  13F NOTICE. (Check here if no holdings reported are in this report,

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      51

Form 13F Information Table Value Total: $415271 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
 1    28-2621                EUCLID ADVISORS LLC

Zweig Advisers SEC Form 13F 03/31/2009

ITEM 1                           ITEM 3      ITEM 4     ITEM 5      ITEM 6     ITEM 7      ITEM 8
--------------------------------------------------------------------------------------------------
                                             MARKET     SHARES    INVESTMENT               VOTING
NAME OF ISSUER                   CUSIP       VALUE       OWNED    DISCRETION   MANAGER   AUTHORITY
ALCOA INC                       13817101     4000300     545000     (a)sole      n/a      (a)sole
ALLSTATE CORP                   20002101     6147150     321000     (a)sole      n/a      (a)sole
ALTRIA GROUP INC               02209S103    14177700     885000     (a)sole      n/a      (a)sole
AT&T INC                       00206R102    11415600     453000     (a)sole      n/a      (a)sole
BOEING CO                       97023105     7258320     204000     (a)sole      n/a      (a)sole
BUNGE LTD                      G16962105    10650200     188000     (a)sole      n/a      (a)sole
CATERPILLAR INC                149123101     6458760     231000     (a)sole      n/a      (a)sole
CELGENE CORP                   151020104     8524800     192000     (a)sole      n/a      (a)sole
CHESAPEAKE ENERGY CORP         165167107     4862100     285000     (a)sole      n/a      (a)sole
CISCO SYSTEMS INC              17275R102     8737170     521000     (a)sole      n/a      (a)sole
CONOCOPHILLIPS                 20825C104     8497720     217000     (a)sole      n/a      (a)sole
CONTINENTAL AIRLINES-CLASS B   210795308     4686920     532000     (a)sole      n/a      (a)sole
CORNING INC                    219350105     8240670     621000     (a)sole      n/a      (a)sole
COSTCO WHOLESALE CORP          22160K105     8615520     186000     (a)sole      n/a      (a)sole
FOSTER WHEELER AG              H27178104     4629550     265000     (a)sole      n/a      (a)sole
FREEPORT-MCMORAN COPPER        35671D857     7126570     187000     (a)sole      n/a      (a)sole
GILEAD SCIENCES INC            375558103    11302080     244000     (a)sole      n/a      (a)sole
GOLDMAN SACHS GROUP INC        38141G104    10071900      95000     (a)sole      n/a      (a)sole
HALLIBURTON CO                 406216101     6110650     395000     (a)sole      n/a      (a)sole
HEWLETT-PACKARD CO             428236103     9714180     303000     (a)sole      n/a      (a)sole
HUDSON CITY BANCORP INC        443683107     7808920     668000     (a)sole      n/a      (a)sole
INTL BUSINESS MACHINES CORP    459200101    11723690     121000     (a)sole      n/a      (a)sole
JOHNSON & JOHNSON              478160104     8521200     162000     (a)sole      n/a      (a)sole
L-3 COMMUNICATIONS HOLDINGS    502424104     8068200     119000     (a)sole      n/a      (a)sole
MASSEY ENERGY CO               576206106     4311120     426000     (a)sole      n/a      (a)sole
MCDONALD'S CORP                580135101    10641150     195000     (a)sole      n/a      (a)sole
MERCK & CO. INC.               589331107     9951000     372000     (a)sole      n/a      (a)sole
MICROSOFT CORP                 594918104     8046060     438000     (a)sole      n/a      (a)sole
NIKE INC -CL B                 654106103     9471780     202000     (a)sole      n/a      (a)sole
NOKIA CORP-SPON ADR            654902204     7492140     642000     (a)sole      n/a      (a)sole
NUCOR CORP                     670346105     9427990     247000     (a)sole      n/a      (a)sole
OCCIDENTAL PETROLEUM CORP      674599105     9349200     168000     (a)sole      n/a      (a)sole
PEPSICO INC                    713448108    11119680     216000     (a)sole      n/a      (a)sole
PETROLEO BRASILEIRO S.A.-ADR   71654V408     8226900     270000     (a)sole      n/a      (a)sole
PHILIP MORRIS INTERNATIONAL    718172109    10033560     282000     (a)sole      n/a      (a)sole
POTASH CORP OF SASKATCHEWAN    73755L107     8000190      99000     (a)sole      n/a      (a)sole
POWERSHARES DB AGRICULTURE F   73936B408    10065390     411000     (a)sole      n/a      (a)sole
QUALCOMM INC                   747525103    11517360     296000     (a)sole      n/a      (a)sole
REINSURANCE GROUP OF AMERICA   759351604     8712910     269000     (a)sole      n/a      (a)sole
ST JUDE MEDICAL INC            790849103     7302330     201000     (a)sole      n/a      (a)sole
ST MARY LAND & EXPLORATION     792228108     5053860     382000     (a)sole      n/a      (a)sole
STATE ST-IN L-IS               85749P101    16509821   16509821     (a)sole      n/a      (a)sole
STATE ST-TREA-IS               857492888        1507       1507     (a)sole      n/a      (a)sole
TEMPLETON DRAGON FUND INC      88018T101     5351440     302000     (a)sole      n/a      (a)sole
UNDER ARMOUR INC-CLASS A       904311107     6588430     401000     (a)sole      n/a      (a)sole
UNION PACIFIC CORP             907818108     8057560     196000     (a)sole      n/a      (a)sole
UNITEDHEALTH GROUP INC         91324P102     7492940     358000     (a)sole      n/a      (a)sole
VALERO ENERGY CORP             91913Y100     3669500     205000     (a)sole      n/a      (a)sole
VERIZON COMMUNICATIONS INC     92343V104    13076600     433000     (a)sole      n/a      (a)sole
WELLS FARGO & CO               949746101     6037760     424000     (a)sole      n/a      (a)sole
WILMINGTON TRUST CORP          971807102     2412810     249000     (a)sole      n/a      (a)sole
                                           415270859